Consolidated Statement Of Changes In Equity - USD ($) $ in Thousands	Total	Common Stock [Member]	Preferred Stock [Member]	Additional paid-in capital [Member]	Treasury shares [Member]	Accumulated other comprehensive income (loss) [Member]	Distributions in excess of net income [Member]	Noncontrolling Interests [Member]
Balance (in shares) at Dec. 31, 2012		48,454,181	13,850,000
Balance at Dec. 31, 2012	$ 1,459,898	$ 484	$ 139	$ 1,769,227	$ (55,308)	$ 20,622	$ (275,643)	$ 377
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Restricted share units issued to Trustees (in shares)		17,530
Restricted share units issued to Trustees	1,024			1,024
Issuance of nonvested shares, net		196,928
Issuance of nonvested shares, net	(835)	$ 2		2,588	(3,425)
Amortization of nonvested shares	(4,832)			(4,832)
Adjustments to Additional Paid in Capital, Share-based Compensation, Nonvested Shares, Requisite Service Period Recognition	856			856
Foreign currency translation adjustment	(13,049)					(13,049)
Change in unrealized gain/loss on derivatives	9,620					9,620
Net income	180,226						180,226	0
Issuances of common shares (in shares)		4,549,350
Issuances of common shares, net of costs	$ 220,993	$ 46		220,947
Stock option exercises, net (in shares)	143,272	143,272
Stock option exercises, net	$ 947	$ 2		4,389	3,444
Dividends to common and preferred shareholders	(176,498)						(176,498)
Balance (in shares) at Dec. 31, 2013		53,361,261	13,850,000
Balance at Dec. 31, 2013	1,688,014	$ 534	$ 139	2,003,863	(62,177)	17,193	(271,915)	377
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Restricted share units issued to Trustees (in shares)		19,685
Restricted share units issued to Trustees	1,054			1,054
Issuance of nonvested shares, net		280,193
Issuance of nonvested shares, net	683	$ 3		4,866	(4,186)
Amortization of nonvested shares	(6,482)			(6,482)
Adjustments to Additional Paid in Capital, Share-based Compensation, Nonvested Shares, Requisite Service Period Recognition	1,359			1,359
Foreign currency translation adjustment	(18,464)					(18,464)
Change in unrealized gain/loss on derivatives	13,837					13,837
Net income	179,633						179,633
Issuances of common shares (in shares)		5,255,302
Issuances of common shares, net of costs	$ 264,335	$ 52		264,283
Stock option exercises, net (in shares)	35,963	35,963
Stock option exercises, net	$ 50	$ 0		1,533	1,483
Dividends to common and preferred shareholders	(210,494)						(210,494)
Balance (in shares) at Dec. 31, 2014		58,952,404	13,850,000
Balance at Dec. 31, 2014	1,926,489	$ 589	$ 139	2,283,440	(67,846)	12,566	(302,776)	377
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Restricted share units issued to Trustees (in shares)		18,036
Restricted share units issued to Trustees	0			0
Issuance of nonvested shares, net		218,285
Issuance of nonvested shares, net	1,907	$ 2		1,941	(36)
Treasury Stock, Retired, Cost Method, Amount	(8,222)				(8,222)
Amortization of nonvested shares	(7,038)			(7,038)
Adjustments to Additional Paid in Capital, Share-based Compensation, Nonvested Shares, Requisite Service Period Recognition	1,119			1,119
share based compensation included in retirement severance expense	6,377			6,377
Foreign currency translation adjustment	(33,710)					(33,710)
Change in unrealized gain/loss on derivatives	26,766					26,766
Net income	194,532						194,532
Issuances of common shares (in shares)		3,530,057
Issuances of common shares, net of costs	$ 190,365	$ 36		190,329
Stock option exercises, net (in shares)	476,400	476,400
Stock option exercises, net	$ (3,395)	$ 5		17,824	21,224
Dividends to common and preferred shareholders	(235,398)						(235,398)
Balance (in shares) at Dec. 31, 2015		63,195,182	13,850,000
Balance at Dec. 31, 2015	$ 2,073,868	$ 632	$ 139	2,508,445	$ (97,328)	$ 5,622	$ (343,642)	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Noncontrolling Interest, Decrease from Deconsolidation				$ (377)				$ (377)